Changes in goodwill (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Changes in Goodwill [Abstract]
Beginning balance		₩ 4,690,049	₩ 3,903,518
Acquisitions through business combinations	[1],[2]	13,978	786,531
Impairment losses		(14,235)	0
Ending balance		₩ 4,689,792	₩ 4,690,049

[1]	It is the goodwill recognized by the Group as it newly acquired the Neoflux Co., Ltd. (Note 47)
[2]	It is the goodwill recognized by the Group as it newly acquired the Orange Life Insurance Co., Ltd.("Orange Life"), Asia Trust Co., and the Shinhan Card's acquisition of the new business for the year ended December 31, 2019.